ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Royalties payable	$ 375,067	$ 314,787
Accrued compensation	196,723	23,573
Accrued interest payable	1,409,150	987,659
Other	346,070	264,163
Accrued expenses and other liabilities, net	$ 2,327,010	$ 1,590,182